Investment Objectives and Goals	Mar. 28, 2025
Lyrical U.S. Value Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Risk/Return Summary: Lyrical U.S. Value Equity Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Lyrical U.S. Value Equity Fund (the “U.S. Fund”) seeks to achieve long-term capital growth.
Lyrical International Value Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Risk/Return Summary: Lyrical International Value Equity Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Lyrical International Value Equity Fund (the “International Fund”) seeks to achieve long-term capital growth.
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
Prospectus [Line Items]
Risk/Return [Heading]	Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Q3 All-Season Systematic Opportunities Fund (the “Systematic Opportunities Fund”) seeks capital appreciation.
Q3 ALL-SEASON TACTICAL FUND
Prospectus [Line Items]
Risk/Return [Heading]	Q3 ALL-SEASON TACTICAL FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Q3 All-Season Tactical Fund (the “Tactical Fund”) seeks a positive rate of return over a calendar year regardless of market conditions.
Q3 All-Season Active Rotation ETF
Prospectus [Line Items]
Risk/Return [Heading]	RISK/RETURN SUMMARY:
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Q3 All-Season Active Rotation ETF (the “Fund”) seeks to achieve long-term growth of capital.